Financial liabilities (Tables)	6 Months Ended
Jun. 30, 2019
Disclosure of financial liabilities [line items]
Schedule of components of financial liabilities other than hedging derivatives

	Millions of euros
	06-30-2019			12-31-2018
	Financial liabilities held for trading	Financial liabilities designated at fair value through profit or loss	Financial liabilities at amortised cost	Financial liabilities held for trading	Financial liabilities designated at fair value through profit or loss	Financial liabilities at amortised cost

Derivatives	58,341	—	—	55,341	—	—
Short Positions	15,846	—	—	15,002	—	—
Deposits	—	56,990	937,710	—	65,304	903,101
Central banks	—	8,836	71,778	—	14,816	72,523
Credit institutions	—	10,305	89,030	—	10,891	89,679
Customer	—	37,849	776,902	—	39,597	740,899
Debt instruments	—	3,117	251,672	—	2,305	244,314
Other financial liabilities	—	130	34,812	—	449	24,215
Total	74,187	60,237	1,224,194	70,343	68,058	1,171,630

Schedule of financial liabilities rollforward

	Millions of euros
	06-30-2019
	Opening balance at 01-01-19	Perimeter	Issues	Repurchases or redemptions	Exchange rate and other adjustments	Closing balance at 06-30-19

Bonds and debentures outstanding	195,498	—	32,105	(26,713)	1,574	202,464
Subordinated	23,676	—	1,056	(3,502)	47	21,277
Bonds and debentures outstanding and subordinated liabilities issued	219,174	—	33,161	(30,215)	1,621	223,741

	Millions of euros
	06-30-2018
	Opening balance at 01-01-18	Perimeter	Issues	Repurchases or redemptions	Exchange rate and other adjustments	Closing balance at 06-30-18

Bonds and debentures outstanding	176,719	—	35,957	(29,081)	(765)	182,830
Subordinated	21,382	—	2,987	(644)	89	23,814
Bonds and debentures outstanding and subordinated liabilities issued	198,101	—	38,944	(29,725)	(676)	206,644

Schedule of financial liabilities measured at other than fair value

	Millions of euros
	06-30-2019		12-31-2018
	Carrying amount	Fair value	Carrying amount	Fair value
Deposits	937,710	937,371	903,101	902,680
Central banks	71,778	71,362	72,523	72,039
Credit institutions	89,030	89,078	89,679	89,662
Customer	776,902	776,931	740,899	740,979
Debt instruments	251,672	259,005	244,314	247,029
Other financial liabilities	34,812	34,860	24,215	24,197
Liabilities	1,224,194	1,231,236	1,171,630	1,173,906

Debt instruments liability
Disclosure of financial liabilities [line items]
Schedule of components of financial liabilities other than hedging derivatives

	Millions of euros
	06-30-2019	12-31-2018
Bonds and debentures outstanding	202,464	195,498
Subordinated	21,277	23,676
Promissory notes and other securities	31,048	27,445
Total debt instruments issued	254,789	246,619